CHANGE IN PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2021
Disclosure Of Change In Presentation Currency [Abstract]
CHANGE IN PRESENTATION CURRENCY [Text Block]

21. CHANGE IN PRESENTATION CURRENCY

For comparative purposes, the consolidated statements of financial position as of December 31, 2020 and January 1, 2020 include adjustments to reflect the change in presentation currency from Canadian to US dollars. The amounts previously reported in Canadian dollars as shown below have been translated in US dollars at December 31, 2020 and January 1, 2020 (Note 2.2).

The effect of the translation on the Company's Consolidated Statement of Financial Position as of December 31, 2020 and January 1, 2020 and the Company's Consolidated Statement of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows for the year ended December 31, 2020 is as follows:

Consolidated Statements of Financial Position

	December 31, 2020		January 1, 2020
	Previously reported	Translated	Previously reported	Translated
	Canadian $	US $	Canadian $	US $
Assets
Current Assets
Cash and cash equivalents (Note 5)	$37,000,648	$29,061,142	$31,323,346	$24,117,144
Receivables and prepaid expenses (Note 6)	844,877	663,585	709,295	546,114
Loan receivable - current portion (Note 6)	31,515	24,752	-	-
Total Current Assets	37,877,040	29,749,479	32,032,641	24,663,258
Long-Term Deposits (Note 6)	30,204	23,723	21,121	16,262
Restricted Cash (Note 7)	23,100	18,144	1,928,641	1,484,941
Loan receivable - non-current portion (Note 6)	146,733	115,248	-	-
Property, Plant and Equipment (Note 8)	2,091,519	1,642,727	1,436,077	1,105,696
Right-of-Use Assets (Note 9)	1,085,584	852,642	947,310	729,374
Exploration and Evaluation Assets (Note 10)	72,330,024	56,809,632	61,348,921	47,235,079
Total Assets	$113,584,204	$89,211,595	$97,714,711	$75,234,610
Liabilities
Current Liabilities
Trade and other payables (Note 12)	$3,346,166	$2,628,158	$1,310,553	$1,009,048
Current reclamation and remediation liability (Note 15)	2,444,386	1,919,876	2,319,140	1,785,602
Current lease liability (Note 9)	470,713	369,708	305,638	235,323
Current equipment financing liability (Note 13)	168,510	132,351	-	-
Due to related parties (Note 11)	816,811	641,541	509,731	392,463
Total Current Liabilities	7,246,586	5,691,634	4,445,062	3,422,436
Long-Term Lease Liabilities (Note 9)	719,566	565,163	717,042	552,080
Long-Term Equipment Financing Liability (Note 13)	459,252	360,707	-	-
Reclamation and Remediation Liabilities (Note 15)	51,905,753	40,767,949	41,993,019	32,332,167
Total Liabilities	60,331,157	47,385,453	47,155,123	36,306,683
Shareholders' Equity
Share Capital (Note 16)	131,327,665	103,147,710	103,572,785	79,744,984
Reserves (Note 16)	7,458,553	5,834,550	5,186,287	4,140,664
Accumulated Other Comprehensive Loss	(1,019,733)	182,446	(849,663)	2,131,419
Accumulated Deficit	(84,513,438)	(67,338,564)	(57,349,821)	(47,089,140)
Total Equity	53,253,047	41,826,142	50,559,588	38,927,927
Total Liabilities and Equity	$113,584,204	$89,211,595	$97,714,711	$75,234,610

Consolidated Statements of Operations and Comprehensive Loss

	Year ended December 31, 2020
	Previously reported	Translated
	Canadian $	US $
Operating Expenses
General and Administrative Expenses
Depreciation - Property, plant and equipment (Note 8)	$(405,750)	$(302,470)
Depreciation - Right-of-use assets (Note 9)	(409,665)	(305,389)
Compensation and benefits	(2,765,702)	(2,061,723)
Corporate development and marketing	(823,281)	(613,724)
Office and site administration expenses	(956,466)	(713,011)
Professional fees	(559,259)	(416,906)
Regulatory fees	(345,860)	(257,825)
Stock-based compensation (Note 16)	(2,272,266)	(1,693,886)
	(8,538,249)	(6,364,934)

Exploration and Evaluation Expenses (Note 10)	(17,135,991)	(12,774,217)
Operating Loss	$(25,674,240)	$(19,139,151)
Other Income (Expense)
Interest income	$273,504	$203,887
Lease interest expenses (Note 9)	(92,271)	(68,785)
Financing interest expenses (Note 13)	(29,307)	(21,847)
Rent income - sublease (Note 9)	64,425	48,026
Reclamation accretion expenses (Note 15)	(944,850)	(704,349)
Gain on equipment sold	20,860	15,550
Foreign exchange loss	(781,738)	(582,755)
Total Other Income (Expense)	$(1,489,377)	$(1,110,273)
Net Loss	$(27,163,617)	$(20,249,424)
Other Comprehensive Income (Loss)
Foreign exchange translation	$(170,070)	$(1,948,973)
Presentation currency translation difference	-	2,406,085
Other Comprehensive Income (Loss)	$(170,070)	$457,112
Comprehensive Loss	$(27,333,687)	$(19,792,312)
Net Loss Per Share
- basic and diluted (Note 19)	$(0.54)	$(0.41)
Weighted Average Number of Shares (000's
- basic and diluted (000's) (Note 19)	49,844	49,844

Consolidated Statements of Cash Flows

	Year ended December 31, 2020
	Previously reported	Translated
	Canadian $	US $
Operations
Net loss	$(27,163,617)	$(20,249,424)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation - Property, plant and equipment (Note 8)	405,750	302,470
Depreciation - Right-of-use assets (Note 9)	409,665	305,389
Lease interest expenses (Note 9)	92,271	68,785
Financing interest expenses (Note 13)	29,307	21,847
Reclamation accretion expenses (Note 15)	944,850	704,349
Reclamation expenditures (Note 15)	(1,985,571)	(1,480,166)
Unrealized foreign exchange loss	150,254	411,908
Share-based payment (Note 16)	2,272,266	1,693,886
Net change in non-cash working capital items:
Receivables, prepaid expenses and other assets	(149,216)	(111,235)
Loan receivable (Note 6)	(178,248)	(132,877)
Lease liabilities	(96,944)	(72,268)
Financing liabilities	63,694	47,481
Trade and other payables	1,894,934	1,412,600
Due to related parties	307,080	228,916
Cash flow used in operating activities	(23,003,525)	(16,848,339)
Investing
Additions to property, plant and equipment	(421,228)	(314,009)
Short and long-term investments (Note 7)	1,867,984	1,392,510
Property acquisition costs	(221,674)	(165,250)
Cash flow provided by (used in) investing activities	1,225,082	913,251
Financing
Issuance of common shares (Note 16)	30,393,408	23,069,000
Share issue costs (Note 16)	(2,482,307)	(1,850,464)
Lease principal payments (Note 9)	(362,355)	(270,122)
Financing principal payments (Note 13)	(93,001)	(69,328)
Cash flow provided by financing activities	27,455,745	20,879,086
Increase in cash and cash equivalents	5,677,302	4,943,998
Cash and cash equivalents at beginning of year	31,323,346	24,117,144

Cash and cash equivalents at end of year	$37,000,648	$29,061,142